Commitments and Contingencies	12 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18 – COMMITMENTS AND CONTINGENCIES

As of June 30, 2020, the Group had following lease commitments under non-cancelable agreements:

Future Lease Payments	Operating Lease	Finance Lease	Total
July 2020 to June 2021	$224,027	$75,162	$299,189
July 2021 to June 2022	224,027	75,162	299,189
July 2022 to June 2023	923,229	75,162	998,391
July 2023 to June 2024	224,027	75,162	299,189
July 2024 to June 2025	224,027	75,162	299,189
Thereafter	2,315,489	244,277	2,559,766
Total	$4,134,826	$620,087	$4,754,913